RISK MANAGEMENT - Loans are recorded at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans and receivables	$ 182,128,114	$ 176,881,841
Loan portfolio
Disclosure of financial assets [line items]
Balance in Statement of financial position	182,128,114	176,881,841
Loans and receivables	182,128,114	176,881,841
Commercial loans
Disclosure of financial assets [line items]
Balance in Statement of financial position	101,655,660	102,408,977
Leasing presentation adjustment	(10,348,941)	(9,858,952)
Loans and receivables	91,306,719	92,550,025
Loans to consumers
Disclosure of financial assets [line items]
Balance in Statement of financial position	59,840,451	55,455,064
Leasing presentation adjustment	(252,522)	(254,483)
Loans and receivables	59,587,929	55,200,581
Mortgages
Disclosure of financial assets [line items]
Balance in Statement of financial position	20,221,683	18,592,103
Leasing presentation adjustment	(1,560,294)	(1,312,741)
Loans and receivables	18,661,389	17,279,362
Microcredit
Disclosure of financial assets [line items]
Balance in Statement of financial position	410,320	425,697
Loans and receivables	410,320	425,697
Financial leasing
Disclosure of financial assets [line items]
Leasing presentation adjustment	12,161,757	11,426,176
Loans and receivables	$ 12,161,757	$ 11,426,176